UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2007

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL EQUITY FUND March 31, 2007

		U.S. $
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 96.97%

COMMON STOCKS 96.62%

Australia 0.40%
Downer EDI Ltd.	81,832	$452

Belgium 1.64%
Delhaize Group	9,359	860
KBC Group N.V.	7,967	991
Total		1,851

Bermuda 0.22%
XL Capital Ltd. Class A	3,600	252

Brazil 0.36%
Cia De Concessoes Rodoviria	30,200	403

Canada 1.87%
Addax Petroleum Corp.	13,950	441
Alcan, Inc.	14,660	765
Barrick Gold Corp.	18,506	528
OPTI Canada Inc.*	21,590	372
Total		2,106

Czech Republic 0.78%
CEZ, a.s.	19,628	881

Egypt 0.60%
Orascom Telecom Holding (S.A.E.) GDR	10,000	680

France 3.59%
AXA	13,748	583
BNP Paribas S.A.	8,279	865
Carrefour S.A.	10,152	743
Sanofi-Aventis	4,947	430
Schneider Electric S.A.	4,889	620
Ubisoft Entertainment S.A.*	8,573	419
VINCI S.A.	2,460	381
Total		4,041

Germany 7.76%
Allianz AG Registered Shares	2,806	$576
Deutsche Post AG Registered Shares	14,600	442
E. On AG	3,403	463
Fresenius Medical Care AG & Co. KGaA	7,470	1,087
Hannover Rockversicherung AG*	9,944	443
Henkel KGaA	5,876	788
Hypo Real Estate Holding AG	14,691	937
Linde AG	9,419	1,015
Merck KGaA	9,104	1,174
SAP AG	10,352	461
Siemens AG	6,731	719
Symrise GmbH & Co. AG*	24,325	632
Total		8,737

Greece 2.28%
Greek Postal Savings Bank*	14,697	372
Hellenic Telecommunications Organization S.A.*	20,298	555
National Bank of Greece S.A.	30,961	1,642
Total		2,569

Hong Kong 1.15%
Agile Property Holdings Ltd.	534,000	526
China Unicom Ltd.	344,860	497
Galaxy Entertainment Group Ltd.*	274,000	268
Total		1,291

Indonesia 0.64%
PT Indosat Tbk	1,053,000	721

Italy 0.26%
Mediobanca S.p.A.	12,977	289

Japan 8.20%
Capcom Co., Ltd.	22,500	323
Daiichi Sankyo Co., Ltd.	23,100	708
Don Quijote Co., Ltd.	34,500	676
East Japan Railway Co.	91	709
Fanuc Ltd.	3,100	289

See Notes to Schedule of Investments.

1

		U.S. $
		Value
Investments	Shares	(000)
Japan (continued)
Jupiter Telecommunications Co., Ltd.*	516	$433
Nippon Commercial Investment Corp. REIT	87	478
Nissan Motors Co., Ltd.	70,900	760
Nissin Food Products Co., Ltd.	16,232	595
NSK Ltd.	64,000	610
ORIX Corp.	2,724	710
Ricoh Co., Ltd.	40,600	915
Sumitomo Corp.	40,700	732
Sumitomo Electric Industries, Ltd.	12	-	(a)
Sumitomo Mitsui Financial Group	77	699
Tokyo Tatemono Co., Ltd.	39,000	588
Yamada Denki Co., Ltd.	7	1
Total		9,226

Kazakhstan 0.73%
Halyk Savings Bank GDR*+	7,600	183
Kazkommertsbank GDR*+	32,700	634
Total		817

Mexico 0.49%
Corporación GEO S.A. de C.V.*	39,500	230
Desarrolladora Homex, S.A. de C.V. ADR*	5,500	318
Total		548

Netherlands 2.14%
ABN AMRO Holding N.V. ADR	10,200	439
ING Groep N.V. CVA	13,835	585
Koninklijke Ahold N.V.*	64,949	759
Schlumberger Ltd.	9,046	625
Total		2,408

Norway 0.64%
Petroleum Geo-Services ASA*	27,390	715

South Africa 0.57%
MTN Group Ltd.	47,432	644

South Korea 1.26%
Hana Financial Holdings	11,293	$585
Kookmin Bank	3,200	287
Samsung Electronics Co., Ltd.	918	549
Total		1,421

Spain 1.09%
Altadis, S.A.	14,418	926
Cintra, Concesiones de
Infraestructures de Tranporte, S.A.	15,865	297
Total		1,223

Switzerland 1.76%
Nestle S.A. Registered Shares	2,896	1,128
Novartis AG Registered Shares	10,079	578
Roche Holding Ltd. AG	1,535	272
Total		1,978

Taiwan 0.51%
Acer Inc.	301,000	578

United Kingdom 11.56%
Aegis Group plc	245,856	726
Aviva plc	62,584	922
BAE Systems plc	141,675	1,282
BlueBay Asset Management plc*	46,073	372
British American Tobacco plc	27,524	861
British Land Company plc (The) REIT	22,232	668
Diageo plc ADR	7,237	586
Kesa Electricals plc	120,651	805
Prudential plc	64,659	913
Punch Taverns plc	28,453	698
Reckitt Benckiser plc	11,630	606
Rolls-Royce Group plc*	46,935	457
Rolls-Royce Group plc B Shares	2,585,678	5
Royal Bank of Scotland Group plc (The)	14,394	562
SABMiller plc	40,798	895
Sports Direct (International)*	64,608	353

See Notes to Schedule of Investments.

2

		U.S. $
		Value
Investments	Shares	(000)
United Kingdom (continued)
Tesco plc	50,041	$437
Tullow Oil plc	43,921	315
Vodafone Group plc	322,112	859
Yell Group plc	58,407	687
Total		13,009

United States 46.12%
Abbott Laboratories	14,800	826
Activision, Inc.*	48,800	924
Advanced Micro Devices, Inc.*	8,400	110
Agilent Technologies, Inc.*	8,500	286
Allergan, Inc.	91	10
American Express Co.	2,803	158
American Int’l. Group, Inc.	5,999	403
Anheuser-Busch Cos., Inc.	4,100	207
AT&T Inc.	32,710	1,290
Automatic Data Processing, Inc.	3,198	155
Baker Hughes, Inc.	3,988	264
Bank of America Corp.	12,564	641
Bank of New York Co., Inc. (The)	17,370	704
Baxter Int’l., Inc.	10,083	531
Best Buy Co., Inc.	8,500	414
Boeing Co. (The)	7,400	658
Bristol-Myers Squibb Co.	10,500	291
Campbell Soup Co.	11,400	444
Caterpillar Inc.	2,258	151
Chevron Corp.	8,471	627
Cisco Systems, Inc.*	17,300	442
Citigroup, Inc.	14,644	752
Clorox Co. (The)	5,103	325
Coach, Inc.*	10,500	526
Coca-Cola Co. (The)	15,100	725
Colgate-Palmolive Co.	13,967	933
Comcast Corp. Class A*	31,537	803
ConocoPhillips	3,658	250
Corning, Inc.*	37,854	861
CVS/Caremark Corp.	23,752	811
Dominion Resources, Inc.	6,300	559
DreamWorks Animation SKG Inc.*	4,400	$135
Electronic Arts Inc.*	10,400	524
Emerson Electric Co.	12,420	535
Express Scripts, Inc.*	3,300	266
ExxonMobil Corp.	16,842	1,271
FannieMae	5,900	322
Federated Department Stores Inc.	7,400	333
Fluor Corp.	2,388	214
FPL Group, Inc.	11,000	673
Freddie Mac	4,800	286
Freeport-McMoRan Copper & Gold, Inc.	1,005	67
GameStop Corp.*	15,400	502
Genentech, Inc.*	2,600	214
General Dynamics Corp.	7,306	558
General Electric Co.	35,156	1,243
Genzyme Corp.*	6,700	402
Gilead Sciences, Inc.*	11,178	855
Hartford Financial Group, Inc. (The)	2,851	273
Hewlett-Packard Co.	5,290	212
Home Depot, Inc. (The)	600	22
Honeywell Int’l., Inc.	6,258	288
IAC/InterActiveCorp*	6,900	260
ImClone Systems, Inc.*	13,678	558
Intel Corp.	14,188	271
Int’l. Business Machines Corp.	3,700	349
Johnson & Johnson	11,560	697
JPMorgan Chase & Co.	10,523	509
Kellogg Co.	7,200	370
Kimberly-Clark Corp.	5,827	399
Kohl’s Corp.*	5,400	414
Kraft Foods Inc. Class A	30,530	967
Kroger Co. (The)	31,263	883
Lockheed Martin Corp.	7,100	689
Marshall & Ilsley Corp. (The)	1,000	46
Medco Health Solutions, Inc.*	10,000	725
Medtronic, Inc.	13,900	682
Merck & Co., Inc.	6,900	305
MetLife, Inc.	4,300	272

See Notes to Schedule of Investments.

3

		U.S. $
		Value
Investments	Shares	(000)
United States (continued)
Microsoft Corp.	27,170	$757
Monsanto Co.	20,950	1,151
Morgan Stanley	8,600	677
Newmont Mining Corp.	6,000	252
Northrop Grumman Corp.	3,400	252
Novartis AG ADR	7,225	395
NVIDIA Corp.*	7,600	219
Oracle Corp.*	22,826	414
PepsiCo, Inc.	14,439	918
Pfizer, Inc.	14,149	357
PG&E Corp.	12,813	618
PNC Financial Services Group, Inc. (The)	3,100	223
Praxair, Inc.	7,799	491
Procter & Gamble Co. (The)	24,390	1,540
Progress Energy, Inc.	7,251	366
QUALCOMM Inc.	21,896	934
Quest Diagnostics Inc.	3,026	151
Raytheon Co.	9,333	490
Sierra Health Services, Inc.*	7,500	309
Southern Co. (The)	12,495	458
Sprint Nextel Corp.	5,040	96
St. Jude Medical, Inc.*	8,300	312
SunTrust Banks, Inc.	3,000	249
Symantec Corp.*	9,500	164
Target Corp.	7,500	444
Teva Pharmaceutical Industries Ltd. ADR	14,030	525
Texas Instruments Inc.	13,461	405
Time Warner Inc.	9,400	185
U.S. Bancorp.	5,300	185
United Parcel Service, Inc. Class B	5,210	365
United Technologies Corp.	6,400	416
Valero Energy Corp.	3,100	200
Verizon Communications, Inc.	5,012	190
Wachovia Corp.	7,185	396
Walgreen Co.	5,444	250
Wal-Mart Stores, Inc.	18,202	855
Walt Disney Co. (The)	9,562	$329
WellPoint, Inc.*	2,937	238
Wells Fargo & Co.	13,364	460
Wyeth	16,128	807
XTO Energy, Inc.	1,684	92
Yahoo! Inc.*	3,600	113
Total		51,920

Total Common Stocks (cost $95,820,603)		108,760

PREFERRED STOCK 0.35%

Brazil 0.35%
Cia Energetica de Minas Gerais (cost $386,136)	8,063,700	395

Total Long-Term Investments (cost $96,206,739)		109,155

See Notes to Schedule of Investments.

4

	Principal	U.S. $
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 3.40%

Repurchase Agreement
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $3,910,000 of Federal Home Loan Bank at Zero Coupon due 4/13/2007; value: $3,900,225; proceeds: $3,824,487 (cost $3,822,974)	$3,823	$3,823

Total Investments in Securities 100.37% (cost $100,029,713)		112,978
Liabilities in Excess of Cash, Foreign Cash and Other Assets (0.37%)		(411)
Net Assets 100.00%		$112,567

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust.

  Unit More than one class of securities traded together.

* Non-income producing security.

+  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a) Value is less than $1,000.

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND March 31, 2007

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
LONG-TERM INVESTMENTS 102.73%

FOREIGN BONDS 57.35%

Argentina 0.73%
Republic of Argentina(a)	2.00%#	9/30/2014	800	$289,472
Telecom Argentina S.A.	10.00%#	10/15/2011	159	163,837
Total				453,309

Australia 0.22%
Australian Government	6.25%	4/15/2015	166	137,024

Canada 1.13%
Government of Canada	5.25%	6/1/2012	200	183,045
Government of Canada	5.50%	6/1/2010	577	521,864
Total				704,909

Denmark 0.65%
Kingdom of Denmark	4.00%	8/15/2008	1,800	322,168
Kingdom of Denmark	4.00%	11/15/2010	460	82,439
Total				404,607

Finland 1.08%
Finnish Government	4.25%	7/4/2015	500	677,048

France 13.85%
Republic of France	3.00%	10/25/2015	460	567,746
Republic of France	3.50%	7/12/2009	2,740	3,619,623
Republic of France	4.75%	10/25/2012	2,390	3,301,871
Republic of France	4.75%	4/25/2035	454	651,220
Republic of France	5.00%	4/25/2012	363	505,979
Total				8,646,439

Germany 14.37%
Bundesrepublik Deutschland	3.25%	4/9/2010	550	719,270
Bundesrepublik Deutschland	3.75%	1/4/2015	280	366,804
Bundesrepublik Deutschland	3.75%	1/4/2017	600	781,641
Bundesrepublik Deutschland	4.75%	7/4/2028	39	55,674
Bundesrepublik Deutschland	4.75%	7/4/2034	1,004	1,446,494

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
Germany (continued)
Bundesrepublik Deutschland	5.375%	1/4/2010	250	$345,531
Bundesschatzanweisungen	3.25%	6/13/2008	500	661,892
KFW Int’l. Finance, Inc.	6.00%	12/7/2028	162	363,875
Kreditanstalt fur Wiederaufbau	4.25%	7/4/2014	2,300	3,103,576
Kreditanstalt fur Wiederaufbau	5.625%	11/27/2007	835	1,125,846
Total				8,970,603

Japan 11.48%
Japan - 17 (30 Year Issue)	2.40%	12/20/2034	95,800	825,861
Japan- 57 (5 Year Issue)	1.40%	6/20/2011	125,000	1,075,529
Japan - 58 (20 Year Issue)	1.90%	9/20/2022	36,000	304,294
Japan - 82 (20 Year Issue)	2.10%	9/20/2025	37,000	317,146
Japan - 204 (10 Year Issue)	1.60%	6/20/2008	182,000	1,561,833
Japan - 264 (10 Year Issue)	1.50%	9/20/2014	169,000	1,439,797
Japan Finance Corp. Municipal Enterprises	1.55%	2/21/2012	191,000	1,646,652
Total				7,171,112

Luxembourg 0.07%
Telecom Italia Capital S.p.A	7.20%	7/18/2036	40	41,774

Multi-National 2.47%
European Investment Bank, MTN (JPY)	2.125%	9/20/2007	74,000	632,355

European Investment Bank, MTN (GBP)	6.25%	12/7/2008	457	907,615
Total				1,539,970

Netherlands 0.75%
Netherlands Government	4.00%	1/15/2037	366	466,835

Poland 0.38%
Poland Government Bond	6.00%	5/24/2009	675	239,612

Romania 0.57%
Romania Government	10.625%	6/27/2008	250	358,591

South Africa 0.28%
Republic of South Africa	13.00%	8/31/2010	1,100	172,904

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
Spain 4.57%
Spanish Government	4.00%	1/31/2010	1,475	$1,969,207
Spanish Government	4.40%	1/31/2015	650	885,949
Total				2,855,156

Sweden 0.79%
Swedish Government	4.50%	8/12/2015	3,300	496,408

United Kingdom 3.96%
United Kingdom Treasury	4.00%	3/7/2009	86	164,901
United Kingdom Treasury	4.25%	3/7/2036	224	428,586
United Kingdom Treasury	5.00%	9/7/2014	603	1,181,049
United Kingdom Treasury	6.00%	12/7/2028	300	700,697
Total				2,475,233
Total Foreign Bonds (cost $34,246,379)				35,811,534

DOMESTIC BONDS 45.38%

Asset-Backed Security 0.40%
AmeriCredit Auto Receivables Trust 2006-1 A3	5.11%	10/6/2010	$250	249,708

Corporate Bonds 2.51%
Avnet, Inc.	6.625%	9/15/2016	25	25,849
CenterPoint Energy, Inc.	7.25%	9/1/2010	45	47,537
Corn Products Int’l., Inc.	8.45%	8/15/2009	65	69,212
Enterprise Products Operating L.P.	6.65%	10/15/2034	87	89,396
General Motors Acceptance Corp.	6.75%	12/1/2014	25	24,614
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	75	75,198
Phelps Dodge Corp.	9.50%	6/1/2031	15	18,589
Sprint Capital Corp.	8.75%	3/15/2032	36	42,581
Standard Bank PLC	Zero Coupon	5/16/2007	750	771,525
UnitedHealth Group, Inc.	3.375%	8/15/2007	119	118,123
Verizon Communications Inc.(b)	5.50%	4/1/2017	30	29,829
Verizon Communications Inc.	7.25%	12/1/2010	185	197,761
Verizon Communications Inc.	7.75%	12/1/2030	51	59,286
Total				1,569,500

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
Government Sponsored Enterprises Bond 5.80%
Federal National Mortgage Assoc.	6.00%	5/15/2011	$3,467	$3,618,314

Government Sponsored Enterprises Pass-Throughs 20.82%
Federal Home Loan Mortgage Corp.	4.194%#	1/1/2034	828	815,009
Federal Home Loan Mortgage Corp. Gold(c)	5.00%	TBA	2,530	2,495,212
Federal Home Loan Mortgage Corp. Gold(c)	5.50%	TBA	3,850	3,858,424
Federal Home Loan Mortgage Corp. C63990	7.00%	2/1/2032	84	87,189
Federal Home Loan Mortgage Corp. G11834	5.50%	10/1/2020	181	181,776
Federal Home Loan Mortgage Corp. G12161	5.00%	5/1/2021	301	297,440
Federal Home Loan Mortgage Corp. G18053	5.00%	5/1/2020	355	350,266
Federal Home Loan Mortgage Corp. J00734	5.00%	12/1/2020	1,042	1,028,331
Federal National Mortgage Assoc.	3.50%#	8/1/2033	235	233,061
Federal National Mortgage Assoc.	4.552%#	7/1/2035	273	273,219
Federal National Mortgage Assoc.	5.41%#	9/1/2036	207	207,790
Federal National Mortgage Assoc.	5.491%#	4/1/2036	362	364,572
Federal National Mortgage Assoc.	5.50%	3/1/2036	201	198,766
Federal National Mortgage Assoc.(c)	5.50%	TBA	1,530	1,514,223
Federal National Mortgage Assoc.	5.518%#	4/1/2036	166	167,352
Federal National Mortgage Assoc.	5.673%#	8/1/2036	598	603,104
Federal National Mortgage Assoc.	5.96%#	5/1/2036	321	325,749
Total				13,001,483

Non-Agency Commercial Mortgage-Backed Securities 9.19%
Banc of America Commercial Mortgage Inc.	5.414%	9/10/2047	325	326,310
Series 2006-5 Class A4
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2006-CD2 Class AAB	5.392%#	1/15/2046	920	928,608
Commercial Mortgage Pass-Through
Certificates Series 2005 C6 Class A5A	5.116%#	6/10/2044	320	315,707

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
Non-Agency Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial
Funding 2005-GG3 Class A2	4.305%	8/10/2042	$530	$520,109

Greenwich Capital Commercial
Funding 2005-GG5 Class A5	5.224%#	4/10/2037	185	183,919

GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A	4.751%	7/10/2039	130	125,493

JPMorgan Chase Commercial
Mortgage 2006-LDP6 Class ASB	5.49%#	4/15/2043	990	1,001,782

JPMorgan Chase Commercial Mortgage
Securities Corp. 2002-C1 Class A2	4.914%	7/12/2037	552	550,129

LB-UBS Commercial Mortgage
Trust Series 2004-C1 Class A1	2.964%	1/15/2029	1,505	1,464,798

Merrill Lynch Mortgage Trust
Series 2005-LC1 Class ASB	5.282%#	1/12/2044	70	70,156

Wachovia Bank Commercial Mortgage
Trust Series 2005-C21 Class A4	5.201%#	10/15/2044	250	249,361
Total				5,736,372

U.S. Treasury Obligations 6.66%
U.S. Treasury Bond	4.50%	2/15/2036	1,001	944,069
U.S. Treasury Bond	6.125%	8/15/2029	859	999,326
U.S. Treasury Note	4.25%	8/15/2013	66	64,894
U.S. Treasury Note	4.25%	11/15/2013	154	151,155
U.S. Treasury Note	4.625%	11/15/2016	1,300	1,296,598
U.S. Treasury Note	5.00%	7/31/2008	310	310,920
U.S. Treasury Note	5.125%	6/30/2011	279	285,256
U.S. Treasury Note Inflation Protected Security(d)	1.875%	7/15/2015	110	107,856
Total				4,160,074
Total Domestic Bonds (cost $28,115,403)				28,335,451
Total Long-Term Investments (cost $62,361,782)				64,146,985

See Notes to Schedule of Investments.

			Principal
			Amount
			in Local
	Interest	Maturity	Currency	U.S. $
Investments	Rate	Date	(000)	Value
SHORT-TERM INVESTMENTS 10.71%

Government Sponsored Enterprise Note 10.54%
Federal Home Loan Mortgage Corp.	4.97%	4/2/2007	$6,581	$6,581,000

Repurchase Agreement 0.17%
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $105,000 of Federal Home Loan Mortgage Corp. at 5.50% due 1/18/2008; value: $106,313; proceeds: $103,217			103	103,176

Total Short-Term Investments (cost $6,684,176)				6,684,176

Total Investments in Securities 113.44% (cost $69,045,958)				70,831,161

Liabilities in Excess of Foreign Cash and Other Assets(e) (13.44%)				(8,391,392)

Net Assets 100.00%				$62,439,769

#    Variable rate or multiple rate security. The interest rate represents the rate at March 31, 2007.

(a)     Security with principal amount adjusted for inflation.

(b)    Securities purchased on a when-issued basis (See Note 2 (f)).

(c)     To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(d)    Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(e)     Liabilities in excess of other assets include net unrealized depreciation on forward currency exchange contracts, as follows:

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL INCOME FUND March 31, 2007

Forward Foreign Currency Contracts Open as of March 31, 2007:

Forward				U.S. $ Cost on	U.S. $	Unrealized
Foreign Currency	Transaction	Expiration	Foreign	Origination	Current	Appreciation
Contracts	Type	Date	Currency	Date	Value	(Depreciation)
Chilean Peso	Buy	4/17/2007	167,000,000	309,500	309,460	(40)
Chilean Peso	Sale	4/17/2007	167,000,000	(312,535)	(309,460)	3,075
Indonesian Rupiah	Buy	4/26/2007	2,822,500,000	309,995	309,314	(680)
South Korean Won	Buy	4/23/2007	290,000,000	309,703	308,407	(1,296)
Philippine Peso	Buy	4/23/2007	15,000,000	309,598	310,941	1,343
New Russian Ruble	Buy	4/23/2007	8,250,000	311,497	317,525	6,029
Total Forward Foreign Currency Contracts				$1,237,757	$1,246,188	$8,431

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (“Funds”): Equity Series (“Global Equity Fund”) and Income Series (“Global Income Fund”). Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund’s investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund’s investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)       Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)      Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)       Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d)      Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of March 31, 2007, only Global Income Fund has forward currency exchange contracts outstanding.

(e)       Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of March 31, 2007, there were no open futures contracts.

(f)         When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

 (g)   TBA Sale Commitments–Global Income Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting

TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(h) Mortgage Dollar Rolls–Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

 (i) Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

 (j) Short Sales—Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. FEDERAL TAX INFORMATION

As of March 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Global Income Fund
Tax cost	$100,309,263	$69,420,143
Gross unrealized gain	13,922,824	1,887,844
Gross unrealized loss	(1,254,010)	(476,826)
Net unrealized security gain	$12,668,814	$1,411,018

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization, wash sales and certain foreign securities.

4. INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund’s return or result in significant losses.

These factors can affect each Fund’s performance.

5. SUBSEQUENT EVENT

A shareholder meeting of the Global Income Fund is scheduled to take place on May 21, 2007 and will include a shareholder vote to approve a proposal to change the Global Income Fund's investment objective. The proposal would:  (1) change the Fund’s current investment objective from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return; (2) change the Fund’s principal investment strategy from investing primarily in high-quality and investment grade debt securities of domestic and foreign companies, to investing primarily in currencies of, and in fixed income instruments denominated in currencies of, developing markets; and (3) change the Fund’s name to the “Lord Abbett Developing Local Markets Fund” and its benchmark to the JPMorgan Emerging Local Markets Index Plus (ELMI+), to more accurately reflect the Fund’s new investment focus.  If the proposal is approved by shareholders, it is anticipated that these changes would become effective on or about June 29, 2007, or as soon as practicable thereafter.  If shareholders do not approve the change in the Fund’s investment objective, Lord, Abbett & Co. LLC will continue to manage the Fund according to its current investment objective and policies, but will consider other options, including liquidating the Fund or merging it into another mutual fund.

The changes would result in greater risks to shareholders.  The Fund would experience increased currency risk, derivatives risk, developing markets risk, foreign investments risk, liquidity risk, leverage risk, and high yield or junk bond risk, among others.

Item 2:  Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007